UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

			     Brandywine Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

				  P.O. Box 4166
			   Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


			       William F. D'Alonzo
			          P.O. Box 4166
			      Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               (Registrant's telephone number, including area code)



Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------


Item 1. Schedule of Investments.



                                       Brandywine Fund, Inc.
                                      Schedule of Investments
                                         December 31, 2007
                                           (Unaudited)


Shares or Principal Amount                                          Value
----------------------------------------------------------------------------

Common Stocks-98.1% (A)

CONSUMER DISCRETIONARY
        Advertising-0.1%
    124,800    National CineMedia, Inc.                           $3,146,208


        Apparel Retail-3.4%
  1,657,000    Aeropostale, Inc.*                                 43,910,500

  4,533,500    Urban Outfitters, Inc.*                           123,583,210


        Computer & Electronics Retail-3.1%
  2,359,900    Best Buy Co., Inc.                                124,248,735

    412,800    GameStop Corp.*                                    25,639,008


        Distributors-0.2%
    465,600    LKQ Corp.*                                          9,786,912


        Home Improvement Retail-0.1%
    411,600    Lumber Liquidators, Inc.*                           3,700,284


        Hotels, Resorts & Cruise Lines-1.6%
  1,831,500    Royal Caribbean Cruises Ltd.                       77,728,860


        Restaurants-0.8%
  1,378,200    Burger King Holdings Inc.                          39,292,482

                                                           -----------------
               Total Consumer Discretionary                      451,036,199

CONSUMER STAPLES
        Drug Retail-2.7%
  3,376,500    CVS Caremark Corp.                                134,215,875


        Household Products-0.5%
    456,000    Church & Dwight Co., Inc.                          24,655,920


        Hypermarkets & Super Centers-2.5%
  1,754,900    Costco Wholesale Corp.                            122,421,824


        Packaged Foods & Meats-0.1%
    338,600    SunOpta Inc.*                                       4,520,310


        Personal Products-0.5%
    638,600    Avon Products, Inc.                                25,243,858

                                                           -----------------
               Total Consumer Staples                            311,057,787

ENERGY
        Coal & Consumable Fuels-0.6%
    905,000    Alpha Natural Resources, Inc.*                     29,394,400


        Integrated Oil & Gas-0.1%
    149,000    SandRidge Energy Inc.*                              5,343,140


        Oil & Gas Equipment & Services-2.6%
    322,100    Dril-Quip, Inc.*                                   17,928,086

    967,700    Oceaneering International, Inc.*                   65,174,595

    491,200    Superior Energy Services, Inc.*                    16,907,104

    452,100    Tidewater Inc.                                     24,802,206

                                                           -----------------
               Total Energy                                      159,549,531


FINANCIALS
        Investment Banking & Brokerage-0.9%
    487,400    GFI Group Inc.*                                    46,653,928


        Property & Casualty Insurance-0.0%
     20,900    ProAssurance Corp.*                                 1,147,828


        Thrifts & Mortgage Finance-0.8%
  2,120,600    New York Community Bancorp, Inc.                   37,280,148

                                                           -----------------
               Total Financials                                   85,081,904

HEALTH CARE
        Health Care Equipment-1.8%
    822,900    Gen-Probe Inc.*                                    51,785,097

    741,300    Hospira, Inc.*                                     31,609,032

    142,800    Thoratec Corp.*                                     2,597,532


        Health Care Facilities-2.0%
  1,239,500    Community Health Systems Inc.*                     45,687,970

  1,187,700    VCA Antech, Inc.*                                  52,531,971


        Health Care Services-1.0%
    695,300    Pediatrix Medical Group, Inc.*                     47,384,695


        Health Care Supplies-1.7%
    707,100    DENTSPLY International Inc.                        31,833,642

    125,200    Immucor, Inc.*                                      4,255,548

    830,100    Inverness Medical Innovations, Inc.*               46,635,018



        Life Sciences Tools & Services-5.0%
    415,000    Charles River Laboratories International, Inc.*    27,307,000

  3,254,600    Thermo Fisher Scientific, Inc.*                   187,725,328

    425,200    Varian Inc.*                                       27,765,560


        Pharmaceuticals-2.6%
    133,100    K-V Pharmaceutical Co.*                             3,798,674

  2,629,700    Teva Pharmaceutical Industries Ltd. SP-ADR        122,228,456

                                                           -----------------
               Total Health Care                                 683,145,523


INDUSTRIALS
        Aerospace & Defense-7.9%
    648,100    AerCap Holdings N.V.*                              13,525,847

  2,012,900    BE Aerospace, Inc.*                               106,482,410

    548,100    Curtiss-Wright Corp.                               27,514,620

    531,000    Orbital Sciences Corp.*                            13,020,120

    275,100    Precision Castparts Corp.                          38,156,370

  2,055,300    Rockwell Collins, Inc.                            147,919,941

    878,200    Spirit Aerosystems Holdings Inc.*                  30,297,900

    646,600    Taser International, Inc.*                          9,304,574


        Construction & Engineering-1.9%
    700,800    Chicago Bridge & Iron Co. N.V. NYS                 42,356,352

    668,600    EMCOR Group, Inc.*                                 15,799,018

     69,400    Fluor Corp.                                        10,112,968

    386,500    Shaw Group Inc.*                                   23,360,060


        Construction & Farm Machinery & Heavy Trucks-1.1%
    330,200    Bucyrus International, Inc.                        32,818,578

    643,900    Wabtec Corp. d/b/a Westinghouse
                  Air Brake Technologies Corp.                    22,175,916


        Diversified Commercial & Professional Services-1.6%
  2,140,600    Corrections Corporation of America*                63,169,106

    554,300    The Geo Group Inc.*                                15,520,400


        Electrical Components & Equipment-2.3%
    211,600    JA Solar Holdings Co., Ltd. ADR*                   14,771,796

  1,165,000    Suntech Power Holdings Co., Ltd. ADR*              95,902,800


        Environmental & Facilities Services-1.2%
    205,300    EnergySolutions, Inc.*                              5,541,047

  1,159,650    Republic Services, Inc.                            36,355,027

    545,250    Waste Connections, Inc.*                           16,848,225


        Human Resource & Employment Services-0.4%
    463,900    Watson Wyatt Worldwide Inc.                        21,529,599


        Industrial Conglomerates-4.9%
  3,570,900    McDermott International, Inc.*                    210,790,227

    789,500    Walter Industries, Inc.                            28,366,735


        Industrial Machinery-2.0%
    293,200    Chart Industries, Inc.*                             9,059,880

    704,200    Harsco Corp.                                       45,118,094

    122,200    Middleby Corp.*                                     9,362,964

    692,600    Pentair, Inc.                                      24,109,406

    161,200    Robbins & Myers, Inc.                              12,191,556


        Marine-1.1%
    364,700    Eagle Bulk Shipping Inc.                            9,682,785

    195,800    Genco Shipping & Trading Ltd.                      10,722,008

    314,600    Kirby Corp.*                                       14,622,608

  1,540,500    Navios Maritime Holdings, Inc.                     18,871,125


        Marine Ports & Services-0.2%
    288,100    Aegean Marine Petroleum Network Inc.               11,060,159

                                                           -----------------
               Total Industrials                               1,206,440,221



INFORMATION TECHNOLOGY
        Application Software-1.7%
  4,080,400    Compuware Corp.*                                   36,233,952

  2,469,900    Lawson Software, Inc.*                             25,291,776

  1,149,200    Nuance Communications, Inc.*                       21,467,056


        Communications Equipment-5.7%
  4,535,900    Corning Inc.                                      108,816,241

  2,624,800    Harris Corp.                                      164,522,464

    809,900    Powerwave Technologies, Inc.*                       3,263,897



        Computer Hardware-7.3%
  7,017,300    Dell Inc.*                                        171,994,023

  3,619,300    Hewlett-Packard Co.                               182,702,264


        Computer Storage & Peripherals-0.2%
    467,900    Novatel Wireless, Inc.*                             7,579,980


        Data Processing & Outsourced Services-1.3%
  1,498,100    Fidelity National Information Services, Inc.       62,305,979


        Electronic Equipment Manufacturers-1.1%
    454,900    Mettler-Toledo International Inc.*                 51,767,620


        Electronic Manufacturing Services-0.1%
    406,800    Benchmark Electronics, Inc.*                        7,212,564


        Home Entertainment Software-0.6%
  1,012,000    THQ Inc.*                                          28,528,280


        IT Consulting & Other Services-0.3%
    383,800    CACI International Inc.*                           17,182,726


        Semiconductors-6.5%
    634,300    ANADIGICS, Inc.*                                    7,338,851

    446,000    Atheros Communications*                            13,620,840

  2,508,300    Intel Corp.                                        66,871,278

 15,926,000    LSI Corp.*                                         84,567,060

  2,945,400    NVIDIA Corp.*                                     100,202,508

  2,386,100    RF Micro Devices, Inc.*                            13,624,631

    849,600    Silicon Laboratories Inc.*                         31,800,528


        Systems Software-5.2%
 11,241,100    Oracle Corp.*                                     253,824,038


        Technology Distributors-1.2%
  3,220,500    Ingram Micro Inc.*                                 58,097,820

    109,400    Mellanox Technologies Ltd.*                         1,993,268

                                                           -----------------
               Total Information Technology                    1,520,809,644


MATERIALS
        Diversified Chemicals-1.9%
  1,702,000    FMC Corp.                                          92,844,100


        Metal & Glass Containers-1.9%
  3,601,200    Crown Holdings, Inc.*                              92,370,780

                                                           -----------------
               Total Materials                                   185,214,880


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-2.7%
  2,986,200    AT&T Inc.                                         124,106,472

    242,000    Cbeyond, Inc.*                                      9,435,580


        Wireless Telecommunication Services-1.1%
  1,572,600    SBA Communications Corp.*                          53,216,784

                                                           -----------------
               Total Telecommunication Services                  186,758,836

                                                           -----------------
               Total common stocks
		  (Cost $4,066,876,994)                        4,789,094,525


Short-Term Investments-1.3% (A)

        Federal Agencies-1.2%
$58,000,000    Federal Home Loan Bank, due 1/02/08,
   		  discount of 3.15%                               57,994,925
                                                           -----------------
               Total federal agencies
		  (Cost $57,994,925)                              57,994,925

        Variable Rate Demand Note-0.1%
  3,158,031    U.S. Bank, N.A., 4.61%                              3,158,031
                                                           -----------------
               Total variable rate demand note
		  (Cost $3,158,031)               		   3,158,031
                                                           -----------------
               Total short-term investments
		  (Cost $61,152,956)                              61,152,956
                                                           -----------------

                Total investments-99.4%
		   (Cost $4,128,029,950)                        4,850,247,481

                Cash and receivables, less
                   liabilities-0.6% (A)                            29,629,618
                                                            -----------------
                TOTAL NET ASSETS-100.0%                        $4,879,877,099
                                                            =================



          * Non-dividend paying security.
          (A) Percentages for the various classifications relate to net assets.

	  ADR-American Depositary Receipts
	  N.V.-Netherlands Antillies Limited Liability Corp.
	  NYS-New York Registered Shares



As of December 31, 2007, investment cost for federal tax purposes was $4,130,476,488 and the tax components of unrealized appreciation/depreciation were as follows:



Aggregate gross unrealized appreciation      $820,468,459

Aggregate gross unrealized depreciation      (100,697,466)

					   --------------
Net unrealized appreciation                  $719,770,993





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.






Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.




SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                   -------------------

     By (Signature and Title)  /s/ William F. D'Alonzo
                               ---------------------------
                                William F. D'Alonzo, President

     Date   2/14/08
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date   2/14/08
           --------------

     By (Signature and Title)      /s/ Lynda J. Campbell
                                   ------------------------
 				    Lynda J. Campbell, Treasurer

     Date   2/14/08
           --------------